Securities at amortized cost_Changes in allowance for credit losses of securities at amortized cost (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		₩ (6,924,000,000)	₩ (5,078,000,000)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Net provision (reversal) of allowance for credit losses		(1,415,000,000)	1,922,000,000
Disposal		0	22,000,000
Others	[1]	(2,000,000)	54,000,000
Ending balance		(5,511,000,000)	(6,924,000,000)
Securities at amortized cost | Stage 1
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		(6,924,000,000)	(5,078,000,000)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Net provision (reversal) of allowance for credit losses		1,415,000,000	(1,922,000,000)
Disposal		0	22,000,000
Others	[1]	(2,000,000)	54,000,000
Ending balance		(5,511,000,000)	(6,924,000,000)
Securities at amortized cost | Stage 2
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Net provision (reversal) of allowance for credit losses		0	0
Disposal		0	0
Others	[1]	0	0
Ending balance		0	0
Securities at amortized cost | Stage 3
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Net provision (reversal) of allowance for credit losses		0	0
Disposal		0	0
Others	[1]	0	0
Ending balance		₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc.